SHORT-TERM LOANS (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	1 Months Ended
	May 31, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Jan. 31, 2021 HKD ($)	May 31, 2021 USD ($)	Jan. 31, 2021 CNY (¥)
Loan agreement
Short-term Debt [Line Items]
Loan period			3 months
Principal amount			$ 11,000		¥ 8,000
Fixed interest rate per annum, description			6%
Loan agreement | Shanghai Bank
Short-term Debt [Line Items]
Loan period			6 months
Principal amount | $			$ 173,400
Fixed interest rate per annum, description			6MHIBOR+200BPs
Cash deposits pledged					155,000
Loan agreement | Non-financial institution
Short-term Debt [Line Items]
Loan period	3 months	3 months
Principal amount	¥ 5,000	¥ 5,000
Fixed interest rate per annum, description	6%	6%
Loan agreement, one
Short-term Debt [Line Items]
Principal amount					¥ 10,000
Loan and pledge agreement
Short-term Debt [Line Items]
Principal amount | $				$ 18,949
Percentage of the current Fair Market Value considered for loan	70.00%	70.00%
Fixed interest rate per annum	3.25%	3.25%		3.25%
Percentage of service fee	2.00%	2.00%